091-21725

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**
## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)**

SEC Mail Processing Section DEC 12 2016 Washington DC 412

RECEIVED 2016 DEC 12 PM 3:22 SEC / TM

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**NASDAQ OMX Global Water Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**PIO**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**BSE India, Euronext Amsterdam, Euronext Paris, Hong Kong, Korea, London, Madrid, Milan, NASDAQ, NYSE, OMX Nordic Helsinki, Sao Paulo, Singapore, SIX Swiss, Tokyo, Toronto**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

16020208

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Associate General Counsel and Assistant Secretary**

Telephone Number:

**(212) 656-2938**

Manual Signature of Official Responsible for Form:

[signature]

**December 9, 2016**

SEC 2449 (1/99)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 12 2016 |

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

**Via Overnight Mail**

December 9, 2016

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) – Transmittal**

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**Global X MSCI Portugal ETF (PGAL)**
**Virtus Newfleet Dynamic Credit ETF (BLHY)**
**KBW Premium Yield Equity REIT Portfolio (KBWY)**
**DWA Developed Markets Momentum Portfolio (PIZ)**
**DWA Emerging Markets Momentum Portfolio (PIE)**
**Golden Dragon China Portfolio (PGJ)**
**International Dividend Achievers Portfolio (PID)**
**DWA Basic Materials Momentum Portfolio (PYZ)**
**DWA Consumer Cyclicals Momentum Portfolio (PEZ)**
**DWA Consumer Staples Momentum Portfolio (PSL)**
**DWA Energy Momentum Portfolio (PXI)**
**DWA Financial Momentum Portfolio (PFI)**
**DWA Healthcare Momentum Portfolio (PTH)**
**DWA Industrials Momentum Portfolio (PRN)**
**DWA Technology Momentum Portfolio (PTF)**
**DWA Utilities Momentum Portfolio (PUI)**
**Global Water Portfolio (PIO)**
**KBW Bank Portfolio (KBWB)**
**KBW Property & Casualty Insurance Portfolio (KBWP)**
**KBW Regional Banking Portfolio (KBWR)**
**Water Resources Portfolio (PHO)**
**BuyBack Achievers Portfolio (PKW)**
**DWA Momentum Portfolio (PDP)**
**DWA NASDAQ Momentum Portfolio (DWAQ)**
**DWA SmallCap Momentum Portfolio (DWAS)**
**Dividend Achievers Portfolio (PFM)**
**High Yield Equity Dividend Achievers Portfolio (PEY)**
**KBW High Dividend Yield Financial Portfolio (KBWD)**

**1-30 Laddered Treasury Portfolio (PLW)**
**Deutsche X-trackers USD High Yield Corporate Bond ETF (HYLB)**
**Janus SG Global Quality Income ETF (SGQI)**
**VelocityShares 3x Long Crude Oil ETNs linked to the S&P GSCI Crude Oil Index ER due December 15, 2031 (UWT)**
**VelocityShares 3x Inverse Crude Oil ETNs linked to the S&P GSCI Crude Oil Index ER due December 15, 2031 (DWT)**
**The WEAR ETF (WEAR)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures